Non-controlling Interests - Schedule of Summarized Financial Information of Non Controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of noncontrolling interests [line items]
(Loss)/profit for the year	$ 27	$ 56		$ 43
Current assets	14,801	14,044
Non-current assets	30,387	30,626
Current liabilities	(8,889)	(7,581)
Non-current liabilities	(13,962)	(16,175)
Net cash inflow from operating activities	3,954	4,210	[1]	$ 3,938	[1]
Republic Cement and Building Materials Inc and Republic Cement Land & Resources, Inc [member]
Disclosure of noncontrolling interests [line items]
(Loss)/profit for the year	(26)	61
Current assets	265	210
Non-current assets	1,455	1,618
Current liabilities	(267)	(240)
Non-current liabilities	(699)	(737)
Net assets	754	851
Net cash inflow from operating activities	$ 13	$ 77

[1]	See the Accounting Policies on page 181 for further details.